Expense Example {- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® Income Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example:
1 year	$ 644
3 years	792
5 years	953
10 years	1,418
Class M
Expense Example:
1 year	445
3 years	648
5 years	868
10 years	1,498
Class C
Expense Example:
1 year	250
3 years	465
5 years	803
10 years	1,554
Class I
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	591
Class Z
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530